N-4	Jul. 26, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jul. 26, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Several new investment options will be available for election beginning August 21, 2023. As a result, the following line items will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2	0.91%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Financials Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Technology Portfolio – Service Class 2	0.88%	N/A	N/A	N/A
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

The names, principal investment strategies and investment objectives of the following funds will be changed effective August 15, 2023. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Aug	Lincoln Hedged S&P 500 Fund: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln Hedged S&P 500 Conservative Fund: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective September 15, 2023. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Hedged Nasdaq-100 Fund: To seek long-term growth of capital.

Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2	0.91%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Financials Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Technology Portfolio – Service Class 2	0.88%	N/A	N/A	N/A
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2
Current Expenses [Percent]	0.91%
Fidelity® VIP Consumer Staples Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Staples Portfolio – Service Class 2
Current Expenses [Percent]	0.90%
Fidelity® VIP Financials Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Financials Portfolio – Service Class 2
Current Expenses [Percent]	0.90%
Fidelity® VIP Technology Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio – Service Class 2
Current Expenses [Percent]	0.88%
First Trust Capital Strength Hedged Equity Portfolio – Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio – Class I
Current Expenses [Percent]	1.25%
Lincoln Hedged Nasdaq-100 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged Nasdaq-100 Fund
Lincoln Hedged S&P 500 Conservative Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund